Related parties - Remuneration of members of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related parties
Short-term employee benefits	€ 3,313	€ 2,354	€ 1,843
Post-employment pension and medical benefits	10	10	10
Share-based payment transactions	3,395	2,893	530
Total compensation paid to key management	€ 6,718	€ 5,257	€ 2,383